SCHEDULE OF INCOME TAX EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Income Tax Disclosure [Abstract]
Pretax loss	$ 5,602		$ 7,260
Federal tax rate	21.00%		21.00%
Income tax computed at the federal income tax rate	$ 1,176		$ 1,525
Non-deductible expenses		[1]	(383)
Share-based compensation	(1)		(27)
Differences in corporate income tax rates	26		68
Remeasurement of deferred taxes for foreign currency effects	20		99
Changes in valuation allowance	(1,221)		(1,282)
Income tax expenses

[1]	Less than $1 thousand.